SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 23—SUBSEQUENT EVENTS

Lease Termination

        In February 2012, the Company entered into a lease termination agreement for its office in Ireland. Under the term of the termination agreement, the Company is obliged to pay an early termination penalty of approximately $0.5 million to the landlord in order to get released from all the financial obligations associated with the lease. The Company has recorded the relevant restructuring charges in the first quarter of 2012. As of the filing date of this Annual Report on Form 20-F, the Company has paid the early termination penalty of $0.5 million to the landlord pursuant to the termination agreement.

Changes in the Board of Directors

        On March 31, 2012, Mr. Thomas Toy resigned as Chairman of Board of Directors and as a director, and he is serving as an advisor from April 1, 2012 to September 30, 2012.

Additional Factoring Line from Bank

        On March 26, 2012, the Company obtained one accounts-receivable factoring line of $31.8 million which can be used for without-recourse factoring on accounts receivable from China telecommunication operators. The factoring line became effective on April 1, 2012 and expires on March 31, 2013.